Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Schedule of other assets
	2019	2018
Software and development	$1,919,688	$1,566,177
Operating Lease ROU assets, net	208,311	—
	$2,127,999	$1,566,177

	2018	2017
Software and development	$1,566,177	$1,139,409
Other	—	104,122
	$1,566,177	$1.243,531